3. Accounts Receivable	12 Months Ended
Sep. 30, 2012
Notes
3. Accounts Receivable

3.     Accounts Receivable

Accounts receivable consist of the following:

	September 30,
	2012	2011
Due from customers	$1,184,610	$987,719
Less allowance for bad debts	(98,770)	(80,444)
	$1,085,840	$907,275